TRADE ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Jan. 01, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade accounts receivable	TRADE ACCOUNTS RECEIVABLE:

	January 1, 2023	January 2, 2022

Trade accounts receivable	$264,179	$343,671
Allowance for expected credit losses	(15,394)	(13,704)
	$248,785	$329,967
The movement in the allowance for expected credit losses in respect of trade receivables was as follows:

	2022	2021

Balance, beginning of fiscal year	$(13,704)	$(18,994)
(Impairment) Reversal of impairment of trade accounts receivable	(2,150)	2,617
Write-off of trade accounts receivable	460	2,673
Balance, end of fiscal year	$(15,394)	$(13,704)